PRINCIPAL SUBSIDIARIES (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			¥ 121,071	¥ 121,071
SIPL
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			8,000
Interests held by the Company	100.00%
Principal activities	Investment in exploration, production and sale of petroleum and natural gas
Sinopec Great Wall Energy & Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			22,761
Interests held by the Company	100.00%
Principal activities	Coal chemical industry investment management, production and sale of coal chemical products
Sinopec Yangzi Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			15,651
Interests held by the Company	100.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Pipeline Storage & Transportation Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			12,000
Interests held by the Company	100.00%
Principal activities	Pipeline storage and transportation of crude oil
Sinopec Yizheng Chemical Fibre Limited Liability Company
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			4,000
Interests held by the Company	100.00%
Principal activities	Production and sale of polyester chips and polyester fibres
Sinopec Lubricant Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			3,374
Interests held by the Company	100.00%
Principal activities	Production and sale of refined petroleum products, lubricant base oil, and petrochemical materials
Sinopec Qingdao Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			1,595
Interests held by the Company	100.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Chemical Sales Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			1,000
Interests held by the Company	100.00%
Principal activities	Marketing and distribution of petrochemical products
China International United Petroleum and Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			5,000
Interests held by the Company	100.00%
Principal activities	Trading of crude oil and petrochemical products
Sinopec Overseas Investment Holding Limited ("SOIH")
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital | $		$ 1,662
Interests held by the Company	100.00%
Principal activities	Investment holding of overseas business
Sinopec Catalyst Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			1,500
Interests held by the Company	100.00%
Principal activities	Production and sale of catalyst products
China Petrochemical International Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			1,400
Interests held by the Company	100.00%
Principal activities	Trading of petrochemical products
Sinopec Beihai Refining and Chemical Limited Liability Company
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			5,294
Interests held by the Company	98.98%
Interests held by non-controlling interests	1.02%
Principal activities	Import and processing of crude oil, production, storage and sale of petroleum products and petrochemical products
Sinopec Qingdao Refining and Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			5,000
Interests held by the Company	85.00%
Interests held by non-controlling interests	15.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Hainan Refining and Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			9,628
Interests held by the Company	75.00%
Interests held by non-controlling interests	25.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Marketing Company
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			28,403
Interests held by the Company	70.42%
Interests held by non-controlling interests	29.58%
Principal activities	Marketing and distribution of refined petroleum products
Shanghai SECCO
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			7,801
Interests held by the Company	67.60%
Interests held by non-controlling interests	32.40%
Principal activities	Production and sale of petrochemical products
Sinopec Kantons
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital | $	$ 248
Interests held by the Company	60.33%
Interests held by non-controlling interests	39.67%
Principal activities	Provision of crude oil jetty services and natural gas pipeline transmission services
Zhonghan Wuhan ("Sinopec-SK ")
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			7,193
Interests held by the Company	59.00%
Interests held by non-controlling interests	41.00%
Principal activities	Production, sale, research and development of petrochemical products, ethylene and downstream byproducts
Gaoqiao Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			10,000
Interests held by the Company	55.00%
Interests held by non-controlling interests	45.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Shanghai Petrochemical
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			10,824
Interests held by the Company	50.44%
Interests held by non-controlling interests	49.56%
Principal activities	Manufacturing of synthetic fibres, resin and plastics, intermediate petrochemical products and petroleum products
Fujian Petrochemical
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			¥ 8,140
Interests held by the Company	50.00%
Interests held by non-controlling interests	50.00%
Principal activities	Manufacturing of plastics, intermediate petrochemical products and petroleum products